Investee Companies and other investments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of associates [abstract]
Schedule of Composition of Investments	Composition of the investments
	December 31
	2020	2019
	€ in thousands

Investment in shares	24,047	23,580
Long-term loans	8,745	10,595
Deferred interest	(558)	(614)
	32,234	33,561

Schedule of Changes in Investments
              Changes in investments
	2020	2019
Changes in equity and loans:	€ in thousands
Balance as at January 1	33,561	28,161
Long term loans extended	181	-
Repayment of long term loans	(2,560)	(370)
Interest and reevaluation in connection with long term loans	758	782
Deferred interest	56	54
Elimination of interest on loan from related party	(676)	(868)
The Company’s share of income	1,525	3,086
Foreign currency translation adjustments	(611)	2,716
Balance as at December 31	32,234	33,561

Summary of Information on Financial Position
Summary information on financial position
								Equity attributable to the owners of the Company
	Rate of ownership	Current Assets	Non-current assets	Total assets	Current liabilities	Non-current liabilities	Total liabilities		Company’s share	Surplus Costs and goodwill	Other Adjustments	Carrying Amount of investment

	%	€ in thousands
2020
Dori Energy	50	276	60,257	60,533	(256)	(16,885)	(17,141)	43,392	21,696	2,800	(449)	24,047

2019
Dori Energy	50	55	62,500	62,555	(208)	(20,864)	(21,072)	41,483	20,742	3,269	(431)	23,580

Summary of Information on Operating Results
Summary information on operating results
	Rate of ownership as of December	Income for the year	Company’s share	Elimination of interest on loan from related party	Other Adjustments	Company’s share of income of investee
	%	€ in thousands
2020
Dori Energy	50	2,619	1,310	676	(461)	1,525

2019
Dori Energy	50	5,281	2,640	868	(422)	3,086

Schedule of Composition of Advances on Account of Investments	Composition of Advances on account of investments
	December 31
	2020	2019
	€ in thousands
On account of the Manara PSP	869	883
On account of Development of PV Projects in Italy	1,554	-
	2,423	883

Schedule of Composition Short-term and Long-term of Financial Assets	Composition of short-term and long-term financial assets
	December 31
	2020	2019
	€ in thousands
Income receivable in connection with the A.R.Z. loan	-	1,418
	-	1,418

Schedule of Identifiable Assets Acquired and Liabilities Assumed
Identifiable assets acquired and liabilities assumed (based on provisional amounts as described hereunder):
€ thousands
Trade and other receivables	1,243
Deferred tax	488
Right of use asset	355
Fixed assets, net	13,961
Trade and other payables	(1,717)
Lease liability	(355)
Loans and borrowings	(6,511)
Net identifiable assets	7,464

Schedule of Sale of Italian Indirect Wholly-Owned Subsidiaries
Identifiable sold assets and liabilities:

December 31 2019
€ in thousands
Cash and cash equivalents	4,106

Trade and other receivables	4,569
Deferred tax and advance tax payment and tax provision	2,864
Fixed assets	41,431
Restricted cash	156
Right of use asset	1,356
Trade and other payables	(2,458)
Loans and borrowings	(30,725)
Lease liability	(1,377)

Total net identifiable assets	19,922

Capital gain	18,770
38,692
Cash and cash equivalents	(4,106)

Proceeds from sale of investments	34,586

Schedule of Composition of Asset from Concession Project
Asset from concession project
€ in thousands
Balance as at December 31, 2019	28,585

Total income recognized in profit or loss	1,422
Proceeds from asset from concession project	(3,018)
Foreign Currency translation adjustments	(462)

Balance as at December 31, 2020	26,527
Less current maturities	1,491
Long-term Asset from concession project	25,036